OTHER CURRENT LIABILITIES - Disclosure of detailed information about other current liabilities (Details) - CAD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities [Abstract]
Accrued expenses	[1]	$ 2,662	$ 1,615
Employees and payroll accruals		493	1,003
Government authorities		1,237	2,444
Related parties	[2]	0	239
Advances from customers		492	787
Liability for restructuring		117	117
Other payables		0	13
Other current liabilities		$ 5,001	$ 6,218

[1]	Including outstanding amount related to management fee to be paid to entity controlled by main shareholders of the Company in total amount of $427 as of December 31, 2024. See also Note 24A below.
[2]	On October 5, 2023, IMC Holdings entered into a loan agreements with two main shareholders, to borrow a principal amount of NIS 1 million (approximately $394) which bears an interest at a rate of 18%, with associated application fee of 4% per annum and an origination fee of 4% per annum. The principal amount and accrued interest shall be paid within 6 months.